Related Party Transactions (Details) - USD ($)											2 Months Ended	9 Months Ended		12 Months Ended
	Jul. 24, 2024	May 06, 2024	Mar. 07, 2024	Nov. 13, 2023	May 11, 2023	Feb. 15, 2023	Feb. 14, 2023	Jan. 27, 2023	Jan. 20, 2023	May 05, 2022	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 15, 2024	Nov. 15, 2023
Related Party Transactions [Line Items]
Referral fee (in Shares)										1,800,000
Accounts payable										$ 900,000	$ 4,795,208	$ 7,988,044		$ 4,795,208	$ 1,218,054
Owes fee											$ 762,000			$ 762,000
Aggregate purchase price				$ 100,198					$ 179,000
Aggregate principal amount								$ 179,000
Accruing interest								15.00%
Exercise price (in Dollars per share)														$ 1
Price per share (in Dollars per share)											$ 10.95			$ 10.95
Extinguishment amount				2,280,437
Fair value amount														$ 203,100
Initial cash amount							$ 25,000
Monthly payments							8,000
Agreement amount paid							12,000
Stock price						$ 250,000	$ 150,000
Share of common stock (in Shares)											90,000			90,000
Monthly payment						$ 22,000
Remaining amount paid	$ 50,000
Cash proceeds														$ 350,000
Loan interest rate									15.00%		0.50%			0.50%
Referral fee										$ 1,800,000
Referral fee percentage										2.00%
Owes fee												568,000		$ 762,000
Notes payable											$ 15,000,000	$ 15,000,000		$ 15,000,000
Exercise price (in Dollars per share)												$ 1
Shares issued (in Shares)					4,115,597							50,000
Forfeited amount		$ 60,000
Stock-based compensation expenses			$ 573,568									$ 1,516,933
Received from related party												$ 450,000
Promissory Notes [Member]
Related Party Transactions [Line Items]
Received promissory notes									$ 179,000
Predecessor [Member]
Related Party Transactions [Line Items]
Loan interest rate												0.50%
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)							60,000
Initial award shares (in Shares)							30,000
RMH Ltd. [Member]
Related Party Transactions [Line Items]
Share of common stock (in Shares)						60,000
Related Party [Member]
Related Party Transactions [Line Items]
Payable to related party										$ 900,000
Cash proceeds															4,000,000
Related Party [Member] | Predecessor [Member]
Related Party Transactions [Line Items]
Received from related party															$ 4,000,000
Dante Caravaggio [Member]
Related Party Transactions [Line Items]
Extinguishment amount				$ 101,204
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)						30,000	60,000
RMH Ltd. [Member]
Related Party Transactions [Line Items]
Monthly payments						$ 22,000
Shares issued (in Shares)						264,000
Cash paid		100,000				$ 50,000
Remaining amount paid	50,000
Initial award shares (in Shares)						60,000
Awards issued						$ 264,000
Rhône Merchant House, Ltd [Member]
Related Party Transactions [Line Items]
Cash paid		$ 100,000
Remaining amount paid	$ 50,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)		150,000
Rhône Merchant House, Ltd [Member]
Related Party Transactions [Line Items]
Cash paid						$ 50,000
Mr. Orr [Member]
Related Party Transactions [Line Items]
Cash paid							$ 25,000
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination percentage										2.00%
Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Notes payable									$ 179,000
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)						60,000	30,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)				20,040							6,957,334	6,957,334		6,957,334
Exercise price (in Dollars per share)							$ 11.5
Price per share (in Dollars per share)				$ 5													$ 6.77
Share of common stock (in Shares)											10,000			10,000
Exercise price (in Dollars per share)									$ 11.5							$ 11.5
Shares issued (in Shares)		150,000
Stock-based compensation expenses		$ 360,000										$ 17,167
Class A Common Stock [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares)											3,457,813
Class A Common Stock [Member] | Alexandria [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)										89,000
Issuance of shares (in Shares)										89,000
Class A Common Stock [Member] | Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)							179,000
Warrants to purchase of shares (in Shares)									179,000
Class A Common Stock [Member] | Dante Caravaggio, LLC [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)											30,000			30,000